Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling interest - Beginning balance, Temporary Equity	CAD 21
Distributions to noncontrolling interest, Temporary Equity	(1)
Amount contributed by noncontrolling interest, Temporary Equity		CAD 22
Net income (loss) attributable to noncontrolling interest, Temporary Equity	3	(1)
Noncontrolling interest - Ending balance, Temporary Equity	23	21
Noncontrolling interest - Beginning balance, Equity	49
Distributions to noncontrolling interest, Equity	(4)
Amount contributed by noncontrolling interest, Equity		50
Net income (loss) attributable to noncontrolling interest, Equity	7	(1)
Noncontrolling interest - Ending balance, Equity	52	49
Noncontrolling interest - Beginning balance	70
Distributions to noncontrolling interest	(5)
Amount contributed by noncontrolling interest		72
Net income (loss) attributable to noncontrolling interest	10	(2)
Noncontrolling interest - Ending balance	CAD 75	CAD 70